Trade and Other Receivables - Summary of Trade and Other Receivables (Detail) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Trade and other receivables [abstract]
Trade receivables and other	$ 21,284	$ 14,623
Due from related parties (Note 22)	5,763	15,641
Total	$ 27,047	$ 30,264